Commitments and Contingencies (Details) - Schedule of table presents the company’s future minimum purchase commitments - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of table presents the company’s future minimum purchase commitments [Abstract]
2023 (April to December)	$ 2,475,000	$ 3,309,184
2024	3,600,000	18,368
Total	$ 6,075,000	$ 6,955,103